Tekla Healthcare Investors

SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited)

SHARES	CONVERTIBLE PREFERRED (Restricted) (a)(b) – 5.7% of Net Assets	VALUE
	Biotechnology – 4.1%
326,667	Amphivena Therapeutics, Inc. Series B, 6.00%	$4,900,001
525,972	Amphivena Therapeutics, Inc. Series C, 6.00%	1,887,315
1,979,443	Arkuda Therapeutics, Inc. Series A, 6.00% (c)	4,709,095
168,084	Caribou Biosciences, Inc. Series C, 8.00%	2,900,625
235,627	Dynacure Series C (d)	5,928,756
2,875,000	Hotspot Therapeutics, Inc. Series B, 6.00% (c)	6,900,000
1,020,000	ImmuneID, Inc. Series A, 8.00%	2,040,000
7,187,500	Invetx, Inc. Series A (c)	3,450,000
277,444	Oculis SA, Series B2, 6.00% (d)	2,952,004
75,367	Oculis SA, Series C, 6.00% (d)	801,905
93,333	Priothera Ltd. Series A, 6.00% (c)	1,106,696
2,479,037	Pyxis Oncology, Inc. Series B	4,079,999
2,692,309	Rainier Therapeutics, Inc. Series A, 6.00%	270
1,559,715	Rainier Therapeutics, Inc. Series B, 6.00%	256,105
4,963,028	Rallybio Holdings, LLC Series B	6,900,098
		48,812,869
	Health Care Equipment & Supplies – 0.1%
407,622	IO Light Holdings, Inc. Series A2	1,408,293
	Pharmaceuticals – 1.5%
1,295,238	BioTheryX, Inc. Series E, 8.00%	6,800,000
14,598,540	Curasen Therapeutics, Inc. Series A (c)	7,000,000
2,773,472	HiberCell, Inc. Series B	3,399,999
		17,199,999
	TOTAL CONVERTIBLE PREFERRED (Cost $69,164,059)	67,421,161
	COMMON STOCKS - 91.9% of Net Assets
	Biotechnology – 58.3%
66,802	AbbVie, Inc.	7,524,577
220,013	ACADIA Pharmaceuticals, Inc. (a)	5,366,117
367,414	Affimed N.V. (a)(d)	3,123,019
79,618	Allakos, Inc. (a)	6,796,989
78,713	Alnylam Pharmaceuticals, Inc. (a)	13,343,428
246,891	Amgen, Inc.	60,179,681
404,393	Amicus Therapeutics, Inc. (a)	3,898,349
70,417	Apellis Pharmaceuticals, Inc. (a)	4,450,354
86,869	Arcutis Biotherapeutics, Inc. (a)	2,370,655
128,912	Arena Pharmaceuticals, Inc. (a)	8,791,798
36,883	Argenx SE ADR (a)	11,104,365
80,720	Arrowhead Pharmaceuticals, Inc. (a)	6,685,230
101,177	Ascendis Pharma A/S ADR (a)	13,309,834
117,638	Atreca, Inc. (a)(e)	1,002,276
28,280	BeiGene Ltd. ADR (a)	9,705,413
114,496	Biogen, Inc. (a)	39,646,530
71,154	BioMarin Pharmaceutical, Inc. (b)	5,937,090
34,751	BioNTech SE ADR (a)	7,780,054
90,404	Black Diamond Therapeutics, Inc. (a)(e)	1,102,025

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Investors

SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited, continued)

SHARES	Biotechnology – continued	VALUE
77,169	Blueprint Medicines Corp. (a)	$6,787,785
130,155	Bridgebio Pharma, Inc. (a)(e)	7,934,249
51,708	ChemoCentryx, Inc. (a)	692,370
368,960	Cogent Biosciences, Inc. (a)	2,992,266
259,171	Corbus Pharmaceuticals Holdings, Inc. (a)(e)	474,283
107,257	CRISPR Therapeutics AG (a)(d)	17,363,836
55,466	CymaBay Therapeutics, Inc. (a)	241,832
223,631	Deciphera Pharmaceuticals, Inc. (a)	8,187,131
93,689	Denali Therapeutics, Inc. (a)	7,348,965
46,619	Dicerna Pharmaceuticals, Inc. (a)	1,739,821
90,695	Exact Sciences Corp. (a)	11,274,295
268,668	Exelixis, Inc. (a)	4,895,131
43,739	Fate Therapeutics, Inc. (a)	3,796,108
96,639	Forma Therapeutics Holdings, Inc. (a)	2,405,345
400,992	G1 Therapeutics, Inc. (a)	8,797,764
343,809	Galera Therapeutics, Inc. (a)	3,379,642
854,746	Gilead Sciences, Inc.	58,857,810
53,885	I-Mab ADR (a)	4,523,646
39,444	Incyte Corp. (a)	3,318,424
61,149	Insmed, Inc. (a)	1,740,301
36,800	Intellia Therapeutics, Inc. (a)	5,958,288
33,437	Intercept Pharmaceuticals, Inc. (a)	667,737
191,195	Ionis Pharmaceuticals, Inc. (a)	7,626,769
228,077	Iovance Biotherapeutics, Inc. (a)(e)	5,934,564
261,913	Jounce Therapeutics, Inc. (a)	1,781,008
68,406	KalVista Pharmaceuticals, Inc. (a)	1,639,008
67,254	Karuna Therapeutics, Inc. (a)	7,666,283
178,314	Kura Oncology, Inc. (a)	3,717,847
715,221	Mereo Biopharma Group plc ADR (a)	2,267,251
298,128	Moderna, Inc. (a)	70,054,117
103,609	Molecular Templates, Inc. (a)	810,222
108,120	Nektar Therapeutics (a)	1,855,339
141,563	Neurocrine Biosciences, Inc. (a)	13,776,911
103,950	NexGel, Inc. (a)(b)	322
56,073	Novavax, Inc. (a)(e)	11,904,859
260,913	Ovid Therapeutics, Inc. (a)(e)	1,020,170
51,406	Praxis Precision Medicines, Inc. (a)	939,702
43,169	Precision BioSciences, Inc. (a)	540,476
70,067	Regeneron Pharmaceuticals, Inc. (a)	39,135,222
142,560	Replimune Group, Inc. (a)	5,477,155
74,697	Sage Therapeutics, Inc. (a)	4,243,537
106,043	Sarepta Therapeutics, Inc. (a)	8,243,783
68,117	Scholar Rock Holding Corp. (a)	1,968,581
114,998	Seagen, Inc. (a)	18,155,884
281,214	Sutro Biopharma, Inc. (a)	5,227,768
159,412	TCR2 Therapeutics, Inc. (a)	2,615,951
142,714	Travere Therapeutics, Inc. (a)	2,082,197
371,507	Trillium Therapeutics, Inc. (a)(d)(e)	3,603,618
93,310	Ultragenyx Pharmaceutical, Inc. (a)	8,897,108

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Investors

SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited, continued)

SHARES	Biotechnology – continued	VALUE
82,238	uniQure N.V. (a)(d)	$2,532,930
71,065	United Therapeutics Corp. (a)	12,749,772
467,500	Vectivbio Holding AG (Restricted) (a)	4,905,945
100,050	Vectivbio Holding AG (a)	1,166,583
208,084	Vertex Pharmaceuticals, Inc. (a)	41,955,977
55,800	Vir Biotechnology, Inc. (a)	2,638,224
113,978	Xenon Pharmaceuticals, Inc. (a)(d)	2,122,270
135,765	Y-mAbs Therapeutics, Inc. (a)	4,588,857
26,021	Zai Lab Ltd. ADR (a)	4,605,457
		683,946,480
	Health Care Equipment & Supplies – 7.7%
166,121	Abbott Laboratories	19,258,408
160,000	Cercacor Laboratories, Inc. (Restricted) (a)(b)	1,849,769
65,628	DENTSPLY Sirona, Inc.	4,151,627
29,474	DexCom, Inc. (a)	12,585,398
24,669	Edwards Lifesciences Corp. (a)	2,554,968
97,327	Guardant Health, Inc. (a)	12,087,040
10,945	Hologic, Inc. (a)	730,250
6,736	IDEXX Laboratories, Inc. (a)	4,254,121
95,213	Medtronic plc	11,818,790
3,775	STERIS plc	778,783
34,067	Stryker Corp.	8,848,222
69,687	Zimmer Biomet Holdings, Inc.	11,207,063
		90,124,439

	Health Care Providers & Services – 4.2%
17,832	Addus HomeCare Corp. (a)	1,555,664
18,706	Amedisys, Inc. (a)	4,581,661
11,489	Anthem, Inc.	4,386,500
13,551	Charles River Laboratories International, Inc. (a)	5,012,786
35,700	Cigna Corp.	8,463,399
34,995	HCA Healthcare, Inc.	7,234,866
6,740	Humana, Inc.	2,983,933
222,222	InnovaCare, Inc. Escrow Shares (Restricted) (a)(b)	139,911
13,049	Medpace Holdings, Inc. (a)	2,304,845
3,167	Molina Healthcare, Inc. (a)	801,441
107,595	Owens & Minor, Inc.	4,554,496
16,807	UnitedHealth Group, Inc.	6,730,195
		48,749,697
	Healthcare Services (a) – 1.6%
15,929	Laboratory Corporation of America Holdings	4,394,014
161,563	Syneos Health, Inc.	14,458,273
		18,852,287
	Life Sciences Tools & Services – 7.0%
216,209	Adaptive Biotechnologies Corp. (a)	8,834,300
108,050	Illumina, Inc. (a)	51,130,340
10,514	PerkinElmer, Inc.	1,623,467
120,915	Personalis, Inc. (a)	3,059,149
29,865	Thermo Fisher Scientific, Inc.	15,065,997

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Investors

SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited, continued)

SHARES	Life Sciences Tools & Services – continued	VALUE
8,360	Waters Corp. (a)	$2,889,300
		82,602,553
	Medical Devices and Diagnostics – 1.3%
24,181	Danaher Corp.	6,489,213
1,134	Intuitive Surgical, Inc. (a)	1,042,872
30,596	ResMed, Inc.	7,542,526
		15,074,611
	Pharmaceuticals – 11.6%
51,378	Arvinas, Inc. (a)	3,956,106
270,811	Aurinia Pharmaceuticals, Inc. (a)(d)(e)	3,509,711
162,688	Bristol-Myers Squibb Co.	10,870,812
37,913	Eli Lilly & Co.	8,701,792
465,507	Endo International plc (a)(d)	2,178,573
432,599	Horizon Therapeutics plc (a)	40,508,570
134,848	Intra-Cellular Therapies, Inc. (a)	5,504,495
18,800	IQVIA Holdings, Inc. (a)	4,555,616
42,253	Jazz Pharmaceuticals plc (a)(d)	7,505,823
36,231	Johnson & Johnson	5,968,695
9,280	Madrigal Pharmaceuticals, Inc. (a)	903,965
32,830	McKesson Corp.	6,278,409
37,175	Merck & Co., Inc.	2,891,100
55,093	Mirati Therapeutics, Inc. (a)	8,899,172
3,717	Organon & Co. (a)	112,476
7,050	Perrigo Co. plc	323,243
25,779	Reata Pharmaceuticals, Inc. (a)	3,648,502
79,790	Spectrum Pharmaceuticals, Inc. (a)	299,213
28,747	Tetraphase Pharmaceuticals, Inc. CVR (a)	3,162
291,666	Teva Pharmaceutical Industries Ltd. ADR (a)	2,887,493
452,402	Theravance Biopharma, Inc. (a)(d)	6,568,877
78,303	Turning Point Therapeutics, Inc. (a)	6,109,200
94,775	VYNE Therapeutics, Inc. (a)(e)	332,660
12,377	Zoetis, Inc.	2,306,578
51,696	Zogenix, Inc. (a)	893,307
		135,717,550
	Special Purpose Acquisition Company (a) – 0.2%
171,597	Helix Acquisition Corp.	1,772,597
	TOTAL COMMON STOCKS (Cost $771,188,376)	1,076,840,214
PRINCIPAL AMOUNT	SHORT-TERM INVESTMENTS - 3.9% of Net Assets
$20,938,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $20,938,000, 0.00%, dated 06/30/21, due 07/01/21 (collateralized by U.S. Treasury Note 1.25%, due 06/30/28, market value $21,356,840)	20,938,000

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Investors

SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited, continued)

SHARES	SHORT-TERM INVESTMENTS - continued	VALUE
24,904,185	State Street Institutional U.S. Government Money Market Fund, Institutional Class, 0.03% (f)	$24,904,185
	TOTAL SHORT-TERM INVESTMENTS (Cost $45,842,185)	45,842,185
	TOTAL INVESTMENTS BEFORE MILESTONE INTERESTS - 101.5% (Cost $886,194,620)	1,190,103,560
INTERESTS	MILESTONE INTERESTS (Restricted) (a)(b)- 0.9% of Net Assets
	Biotechnology – 0.1%
1	Therachon Milestone Interest	1,362,882
	Health Care Equipment & Supplies – 0.0%
1	Therox Milestone Interest	1,982
	Pharmaceuticals – 0.8%
1	Afferent Milestone Interest	739,591
1	Ethismos Research Milestone Interest	0
1	Impact Biomedicines Milestone Interest	2,379,737
1	Neurovance Milestone Interest	6,169,870
		9,289,198
	TOTAL MILESTONE INTERESTS (Cost $7,665,957)	10,654,062
	TOTAL INVESTMENTS - 102.4% (Cost $893,860,577)	1,200,757,622
	OTHER LIABILITIES IN EXCESS OF ASSETS - (2.4)%	(28,586,982)
	NET ASSETS - 100%	$1,172,170,640

(a)	Non-income producing security.
(b)	Security fair valued using significant unobservable inputs. See Investment Valuation and Fair Value Measurements.
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $23,165,791).
(d)	Foreign security.
(e)	All or a portion of this security is on loan as of June 30, 2021.
(f)	This security represents the investment of cash collateral received for securities lending and is a registered investment company advised by State Street Global Advisors. The rate shown is the annualized seven-day yield as of June 30, 2021.

ADR	American Depository Receipt
CVR	Contingent Value Right

The accompanying notes are an integral part of this Schedule of Investments.

Tekla Healthcare Investors

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern Time. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Tekla Capital Management LLC (the Adviser) also using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the recommendations made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, products, intended markets or technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this schedule of investments.

Federal Income Tax Cost

At June 30, 2021, the cost of securities for Federal income tax purposes was $893,860,577. The net unrealized gain on securities held by the Fund was $306,897,045, including gross unrealized gain of $385,244,749 and gross unrealized loss of $78,347,704.

Security Lending

The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in State Street Institutional U.S. Government Money Market Fund (GVMXX), which is registered with the Securities and Exchange Commission (SEC) as an investment company. GVMXX invests substantially all of its assets in the State Street U.S. Government Money Market Portfolio. The fund will receive the benefit of any gains and bear any losses generated by GVMX with respect to the cash collateral.

The Fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of GVMXX.

Tekla Healthcare Investors

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited, continued)

Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from GVMXX is a component of securities lending income as recorded by the Fund.

As of June 30, 2021, the fund loaned securities valued at $24,572,234 and received $24,904,185 of cash collateral.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions involving such companies during the period ended June 30, 2021 were as follows:

Affiliated Companies	Beginning Value as of September 30, 2020		Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sale of Affiliated Companies	Change in Unrealized Appreciation/ Depreciation	Ending Value as of June 30, 2021
Arkuda Therapeutics, Inc.	$4,709,095		$-	$-	$-	$-	$4,709,095
Curasen Therapeutics, Inc	7,000,000	*	-	-	-	-	7,000,000
Hotspot Therapeutics, Inc.	3,450,000	*	3,450,000				6,900,000
Invetx, Inc.	3,450,000		-	-	-	-	3,450,000
Priothera Ltd.	0		1,098,203	-	-	8,493	1,106,696
	$18,609,095		$4,548,203	$-	$-	$8,493	$23,165,791

Affiliated Companies	Shares as of June 30, 2021	Principal Amount as of June 30, 2021	Dividend/ Interest Income from Affiliated Companies	Capital Gain Distributions from Affiliated Companies
Arkuda Therapeutics, Inc.	1,979,443	$-	$-	$-
Curasen Therapeutics, Inc	14,598,540	-	-	-
Hotspot Therapeutics, Inc	2,875,000
Invetx, Inc.	7,187,500	-	-	-
Priothera Ltd.	93,333	-	-	-
	26,733,816	$-	$-	$-

* Not an affiliate as of September 30, 2020.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Tekla Healthcare Investors

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited, continued)

For the period ended June 30, 2021, the total amount of transfers between Level 3 and Level 2 was $1,575,140. The two investments were transferred due to an initial public offering lockup period and the value is being supported by significant observable inputs. There were no other transfers between levels.

The following is a summary of the levels used as of June 30, 2021 to value the Fund’s net assets.

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred
Biotechnology	$-	$-	$48,812,869	$48,812,869
Health Care Equipment & Supplies	-	-	1,408,293	1,408,293
Pharmaceuticals	-	-	17,199,999	17,199,999
Common Stocks
Biotechnology	679,040,213	4,905,945	322	683,946,480
Health Care Equipment & Supplies	88,274,670	-	1,849,769	90,124,439
Health Care Providers & Services	48,609,786	-	139,911	48,749,697
Healthcare Services	18,852,287	-	-	18,852,287
Life Sciences Tools & Services	82,602,553	-	-	82,602,553
Medical Devices and Diagnostics	15,074,611	-	-	15,074,611
Pharmaceuticals	135,714,388	3,162	-	135,717,550
Special Purpose Acquisition Company	1,772,597	-	-	1,772,597
Short-term Investment	24,904,185	20,938,000	-	45,842,185
Milestone Interests
Biotechnology	-	-	1,362,882	1,362,882
Health Care Equipment & Supplies	-	-	1,982	1,982
Pharmaceuticals	-	-	9,289,198	9,289,198
Other Assets	-	-	194,849	194,849
Total	$1,094,845,290	$25,847,107	$80,260,074	$1,200,952,471

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investment in Securities	Balance as of September 30, 2020	Net realized gain (loss) and change in unrealized appreciation (depreciation)	Cost of purchases and conversions	Proceeds from sales and conversions	Net Transfers in (out of) Level 3	Balance as of June 30, 2021
Convertible Preferred
Biotechnology	$37,238,134	$19,227,783	$19,071,548	$(25,840,706)	$(883,890)	$48,812,869
Health Care Equipment & Supplies	1,397,369	10,924	-	-	-	1,408,293
Pharmaceuticals	7,000,000	(12,155)	10,212,154	-	-	17,199,999
Convertible Notes
Biotechnology	688,948	(456,386)	-	(232,562)	-	-
Common Stocks
Biotechnology	716,501	(13,850)	-	(11,079)	(691,250)	322
Health Care Equipment & Supplies	1,639,061	210,708	-	-	-	1,849,769
Health Care Providers & Services	158,200	29,111	-	(47,400)	-	139,911
Milestone Interests
Biotechnology	3,524,221	(1,246,369)	-	(914,970)	-	1,362,882
Health Care Equipment & Supplies	5,110	(3,128)	-	-	-	1,982
Pharmaceuticals	11,347,619	(2,058,421)	-	-	-	9,289,198
Other Assets	213,710	-	193,686	(212,547)	-	194,849
	$63,928,873	$15,688,217	$29,477,388	$(27,259,264)	$(1,575,140)	$80,260,074

Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2021						$(2,139,584)

Tekla Healthcare Investors

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited, continued)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

	Fair Value at June 30, 2021	Valuation Technique	Unobservable Input	Range (Weighted Average)
Common Stock and Warrants	$1,849,769	Income approach	(a)	N/A
	139,911	Probability adjusted value	Probability of events Timing of events	20.00% (20.00%) 0.75-2.75 (1.75) years
	322	Market approach	(a)	N/A
Convertible Preferred	32,570	Probability adjusted value	Probability of events Timing of events	50.00% (50.00%) 0.25 (0.25) years
	43,611,272	Market approach	(a)	N/A
	23,777,319	Recent transactions	(b)	N/A
Milestones Interests	10,654,062	Probability adjusted value	Probability of events Timing of events	11.00%-100.00% (74.16%) 0.75-15.75 (4.48) years
Other Assets	194,849	Probability adjusted value	Probability of events Timing of events	20.00%-95.00% (20.45%) 0.25-6.50 (0.28) years
	$80,260,074

(a)       There is no quantitative information to provide as these methods of measure are investment specific.

(b)       The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represented 7% of the Fund’s net assets at June 30, 2021.

At June 30, 2021, the Fund had a commitment of $4,509,556 relating to additional investments in two private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at June 30, 2021. The Fund on its own does not have the right to demand that such securities be registered.

Tekla Healthcare Investors

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2021

(Unaudited, continued)

Security (#)	Acquisition Date		Cost	Carrying Value per Unit		Value
Afferent Milestone Interest	07/27/16		$377,701	$739,591.00		$739,591
Amphivena Therapeutics, Inc.
Series B Cvt. Pfd	07/17/17		4,902,917	15.00		4,900,001
Series C Cvt. Pfd	12/10/18		1,887,420	3.59		1,887,315
Arkuda Therapeutics, Inc. Series A Cvt. Pfd	05/16/19, 04/02/20		4,709,095	2.38		4,709,095
BioTheryX, Inc. Series E Cvt. Pfd	05/19/21		6,806,541	5.25		6,800,000
Caribou Biosciences, Inc. Series C Cvt. Pfd	03/01/21		2,905,542	17.26		2,900,625
Cercacor Laboratories, Inc. Common	03/31/98	†	0	11.56		1,849,769
Curasen Therapeutics, Inc. Series A Cvt. Pfd	09/18/18, 01/07/20		7,000,000	0.48		7,000,000
Dynacure Series C Cvt. Pfd	04/21/20, 10/28/20		5,611,074	25.16		5,928,756
Ethismos Research Milestone Interest	10/31/17		0	0.00		0
HiberCell, Inc. Series B Cvt. Pfd	05/05/21		3,405,613	1.23		3,399,999
Hotspot Therapeutics, Inc. Series B Cvt. Pfd	04/22/20,06/17/21		6,900,000	2.40		6,900,000
ImmuneID, Inc. Series A Cvt. Pfd	04/28/21		2,040,000	2.00		2,040,000
Impact Biomedicines Milestone Interest	07/20/10		0	2,379,737.00		2,379,737
InnovaCare, Inc. Escrow Shares Common	12/21/12	†	96,109	0.63		139,911
Invetx, Inc. Series A Cvt. Pfd	08/06/20		3,450,000	0.48		3,450,000
IO Light Holdings, Inc. Series A2 Cvt. Pfd	04/30/20	†	1,394,759	3.45		1,408,293
Neurovance Milestone Interest	03/20/17		4,917,880	6,169,870.00		6,169,870
Oculis SA
Series B2 Cvt. Pfd	01/16/19		2,335,688	10.64		2,952,004
Series C Cvt. Pfd	04/07/21		801,905	10.64		801,905
Priothera Ltd. Series A Cvt. Pfd	10/07/20		1,098,203	11.86		1,106,696
Pyxis Oncology, Inc. Series B Cvt. Pfd	03/05/21		4,085,009	1.65		4,079,999
Rainier Therapeutics, Inc.
Series A Cvt. Pfd	01/19/16, 10/24/16		1,751,520	0.00	††	270
Series B Cvt. Pfd	03/03/17		1,166,879	0.16		256,105
Rallybio Holdings, LLC Series B Cvt. Pfd	03/27/20		6,911,894	1.39		6,900,098
Therachon Milestone Interest	07/01/19		2,362,765	1,362,882.00		1,362,882
Therox Milestone Interest	06/18/19		7,611	1,982.00		1,982
Vectivbio Holding AG	07/01/19,04/09/21		2,251,893	10.49		4,905,945
			$79,178,018			$84,970,848

(#)	See Schedule of Investments and corresponding footnotes for more information on each issuer.
†	Interest received as part of a corporate action for a previously owned security.
††	Carrying value per unit is greater than $0.00 but less than $0.01.